Goodwill and Intangible Assets- Changes in the carrying value of goodwill (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 47,343		$ 52,862	$ 51,478	$ 47,343
Impairment				(36,726)		(14,526)
Foreign exchange impact				(5,870)	1,384
Balance at the end of the period				$ 10,266	$ 52,862	51,478
Number of acquisitions | item				0	0
Weiyue
Changes in the carrying value of goodwill by segment
Acquisition		14,500				14,526
Impairment			$ (14,500)
Balance at the end of the period		14,526
Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition						$ 4,135
Number of acquisitions | item						2
Game developer
Changes in the carrying value of goodwill by segment
Acquisition	$ 3,800
Portal advertising
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		39,826		$ 41,745	$ 39,826	$ 39,826
Impairment				(36,726)
Foreign exchange impact				(5,019)	1,919
Balance at the end of the period					41,745	39,826
Weibo
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period		$ 7,517		11,117	11,652	7,517
Impairment				0
Foreign exchange impact				(851)	(535)
Balance at the end of the period				$ 10,266	$ 11,117	11,652
Weibo | Other business acquisitions
Changes in the carrying value of goodwill by segment
Acquisition						4,135
Others
Changes in the carrying value of goodwill by segment
Impairment						(14,526)
Others | Weiyue
Changes in the carrying value of goodwill by segment
Acquisition						$ 14,526